Capital and reserves - Additional Information (Details) £ / shares in Units, € in Millions, £ in Millions					1 Months Ended																		12 Months Ended
	Mar. 13, 2024	Feb. 10, 2022 GBP (£)	Sep. 27, 2021 GBP (£) BOND	Sep. 27, 2021 EUR (€) BOND	Feb. 28, 2026 £ / shares	Nov. 30, 2025 £ / shares	Aug. 31, 2025 £ / shares	May 31, 2025 £ / shares	Feb. 28, 2025 GBP (£)	Dec. 31, 2024 GBP (£) INSTALMENT vote £ / shares shares	Nov. 30, 2024 GBP (£)	Sep. 30, 2024 GBP (£)	Aug. 31, 2024 GBP (£)	May 31, 2024 GBP (£)	Feb. 29, 2024 GBP (£)	Dec. 31, 2023 GBP (£) shares	Nov. 30, 2023 GBP (£)	Sep. 30, 2023 GBP (£)	Aug. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Dec. 31, 2021 GBP (£)	Sep. 30, 2021	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£) INSTALMENT vote £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares	Mar. 18, 2024 shares	Sep. 27, 2021 EUR (€)	Jul. 25, 2017 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 1999 GBP (£)	Dec. 31, 1998 GBP (£)
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Number of votes per shareholder | vote										1														1
value of employee services																								£ 70	£ 71	£ 81
Total equity										£ 49,995						£ 52,934					£ 67,401			49,995	52,934	75,710
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																								0	(552)	(5)
Cost of treasury shares repurchased and not cancelled																								4,114	6,807	6,821
Cost of own shares held in employee share ownership trusts																								294	289	295
held in employee share ownership trusts																								94	£ 110	80
Increase (decrease) in equity, share buy-back programme																								(698)		(2,012)
Share buy-back programme, transaction cost																								£ 3		£ 10
Proposed treasury shares repurchase amount		£ 2,000
Treasury shares held in trust | shares										7,113,821						5,951,979								7,113,821	5,951,979	5,920,638
Treasury shares repurchased | shares										133,266,206						220,533,855								133,266,206	220,533,855	221,000,192
Number of perpetual hybrid bonds issued | BOND			2	2
Perpetual hybrid bonds | €																												€ 1,000
Perpetual hybrid bonds										£ 1,685						£ 1,685								£ 1,685	£ 1,685
Total issuance cost			£ 22	€ 26
Tax on issuance costs | €				€ 4
Payment of coupons																								£ 56	£ 59	£ 60
Interim quarterly Dividend declared per share | £ / shares																								£ 2.4024	£ 2.3552	£ 2.3088
Dividend payable											£ 1,302		£ 1,303	£ 1,316	£ 1,287		£ 1,293		£ 1,284	£ 1,282
Dividends recognised as distributions to owners of parent																								£ 5,209	£ 5,071	£ 4,915
Price per ordinary shares (in GBP pence per share) | £ / shares										£ 0.25														£ 0.25
Dividends payable number of installments | INSTALMENT										4														4
Dividend payables										£ 5,308														£ 5,308
Ordinary share
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Dividend payable									£ 1,296
Dividend payable per ordinary share | £ / shares					£ 0.6006	£ 0.6006	£ 0.6006	£ 0.6006
At fair value
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Perpetual hybrid bonds										1,211						1,512								£ 1,211	1,512
Five year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds			3.00%	3.00%																	3.00%
Eight year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds			3.75%	3.75%																		3.75%
Ordinary shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Number of shares broght back and cancelled in share buy-back programme (in shares) | shares																								27,392,429
Changes during the year - treasury shares cancelled (in shares) | shares																								87,000,000
September 2021 equity classified bonds 1&2 | 3.75% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons												£ 31						£ 33
September 2021 equity classified bonds 1&2 | 3% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons										25						26
Share Buy-Back Programme
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase (decrease) in equity, share buy-back programme																								£ (698)
Share Buy-Back Programme | Ordinary shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Share repurchase program, authorized, number of shares (in shares) | shares																											1,600,000,000
held in employee share ownership trusts																								£ 700
Number of shares broght back and cancelled in share buy-back programme (in shares) | shares																								27,392,429
Changes during the year - treasury shares cancelled (in shares) | shares																								87,000,000
Number of treasury shares repurchased during the period (in shares) | shares																										59,541,862
Share Buy-Back Programme | Ordinary shares | Forecast
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
held in employee share ownership trusts																							£ 900
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
BAT Plc acquisition of BAT Industries 1998																																£ 483
Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Accumulated balance preference shares converted 2004 relating to Rothmans transactions																														£ 90
Russian and Belarusian Businesses
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																									554
ITC Ltd.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Proportion of ownership interest in associate disposed (in percentage)	12.00%
Kamaran Industry & Investment Company
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																										£ (1)
Reynolds American
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired																													57.80%
Share premium account
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity										121						115								£ 121	115	113
Share premium account | Ordinary shares issued under share option schemes
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																								6	2	5
Share premium account | Shares repurchased and not cancelled
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																										1
Merger reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity										26,414						26,414								26,414	26,414	26,414
Merger reserves | Reynolds American
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																													£ 22,666
Merger reserves | Rothmans Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																															£ 3,748
Translation reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																								0	0	0
Total equity										(1,615)						(1,470)					£ (6,427)			(1,615)	(1,470)	2,200
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																								0	(552)	(5)
Dividends recognised as distributions to owners of parent																								0	0	0
Exchange difference relating to Egypt
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																										4
Difference on exchange relating to other entities
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																									(2)	(2)
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																								0	0	0
Total equity										(84)						(194)					(363)			(84)	(194)	(327)
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																								0	0	0
Hedging reserve release gain (loss) recognized within revenue charged to income statement																								33	51	16
Gain (loss) reported in raw materials and consumables																								6	(4)	(2)
Gain (loss) reported in operating expenses																								(6)	(17)	46
Gain (loss) reported in net finance costs																								69	84	73
Foreign exchange basis spread gain (loss) in respect of cost of hedging																								(2)	(6)	5
Dividends recognised as distributions to owners of parent																								0	0	0
Perpetual hybrid bonds
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity										1,685						1,685					1,685			1,685	1,685	1,685
Perpetual hybrid bonds			£ 1,703
Retained earnings - Other
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																								70	71	81
Total equity										£ 26,018						£ 31,627					£ 49,334			26,018	31,627	51,197
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																								0	0	0
Dividends recognised as distributions to owners of parent																								£ 5,209	£ 5,071	£ 4,915